UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, Inc.

331 Newman Springs Rd Suite 122

Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.

Millington Securities, Inc.

331 Newman Springs Rd Suite 122

Red Bank, New Jersey 07701

(Name and address of agent for service)

(732) 842-4920

Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
(Unaudited)
December 31, 2014

WBI SMID Tactical Growth Shares | WBIA

WBI SMID Tactical Value Shares | WBIB

WBI SMID Tactical Yield Shares | WBIC

WBI SMID Tactical Select Shares | WBID

WBI Large Cap Tactical Growth Shares | WBIE

WBI Large Cap Tactical Value Shares | WBIF

WBI Large Cap Tactical Yield Shares | WBIG

WBI Large Cap Tactical Select Shares | WBIL

WBI Tactical Income Shares | WBII

WBI Tactical High Income Shares | WBIH

Absolute Shares Trust

Absolute Shares Trust Portfolios Allocations

As of December 31, 2014 (Unaudited)

WBI SMID Tactical Growth Shares		WBI Large Cap Tactical Growth Shares		WBI Tactical Income Shares
	Percentage of		Percentage of		Percentage of
Sector	Net Assets	Sector	Net Assets	Sector	Net Assets
Consumer Discretionary	30.7%	Health Care	29.0%	US Government Note / Bond	53.5%
Information Technology	18.6%	Consumer Discretionary	19.2%	Exchange Traded Funds	17.4%
Financials	8.3%	Information Technology	16.2%	Consumer Discretionary	10.8%
Health Care	8.0%	Industrials	14.0%	Industrials	9.8%
Industrials	4.3%	Consumer Staples	7.5%	Consumer Staples	5.2%
Materials	8.7%	Energy	2.9%	Short-Term Investments and
Consumer Staples	3.8%	Financials	2.9%	Other Assets and Liabilities	3.3%
Energy	3.5%	Materials	2.5%	TOTAL	100.0%
Retail	3.4%	Exchange Traded Notes	2.0%
Exchange Traded Notes	1.2%	Purchased Options	0.0%	WBI Tactical High Income Shares
Purchased Options	0.0%	Short-Term Investments and			Percentage of
Short-Term Investments and		Other Assets and Liabilities	3.8%	Sector	Net Assets
Other Assets and Liabilities	9.5%	TOTAL	100.0%	US Government Note / Bond	40.1%
TOTAL	100.0%			Exchange Traded Funds	32.3%
		WBI Large Cap Tactical Value Shares		Consumer Staples	7.6%
WBI SMID Tactical Value Shares				Consumer Discretionary	6.9%
			Percentage of	Industrials	4.5%
	Percentage of	Sector	Net Assets	Health Care	3.0%
Sector	Net Assets	Information Technology	21.2%	Information Technology	1.4%
Health Care	23.0%	Health Care	17.8%	Short-Term Investments and
Consumer Discretionary	22.5%	Consumer Discretionary	13.6%	Other Assets and Liabilities	4.2%
Information Technology	14.2%	Financials	12.5%	TOTAL	100.0%
Industrials	11.9%	Industrials	10.1%
Materials	6.9%	Consumer Staples	3.5%
Consumer Staples	6.2%	Energy	2.5%
Financials	5.8%	Materials	1.4%
Energy	4.7%	Purchased Options	0.0%
Exchange Traded Notes	1.6%	Short-Term Investments and
Short-Term Investments and		Other Assets and Liabilities	17.4%
Other Assets and Liabilities	3.2%	TOTAL	100.0%
TOTAL	100.0%
		WBI Large Cap Tactical Yield Shares
WBI SMID Tactical Yield Shares			Percentage of
	Percentage of	Sector	Net Assets
Sector	Net Assets	Consumer Discretionary	24.8%
Financials	20.7%	Industrials	14.5%
Consumer Discretionary	17.9%	Consumer Staples	12.1%
Industrials	10.4%	Health Care	9.2%
Materials	5.9%	Information Technology	9.1%
Utilities	4.8%	Financials	4.2%
Information Technology	4.7%	Materials	3.0%
Consumer Staples	4.2%	Purchased Options	0.0%
Retail	3.4%	Short-Term Investments and
Health Care	1.9%	Other Assets and Liabilities	23.1%
Short-Term Investments and		TOTAL	100.0%
Other Assets and Liabilities	26.1%
TOTAL	100.0%	WBI Large Cap Tactical Select Shares
			Percentage of
WBI SMID Tactical Select Shares		Sector	Net Assets
	Percentage of	Information Technology	12.7%
Sector	Net Assets	Health Care	9.1%
Consumer Discretionary	22.6%	Consumer Discretionary	6.5%
Information Technology	17.6%	Industrials	4.3%
Industrials	16.2%	Energy	3.3%
Consumer Staples	8.7%	Consumer Staples	3.2%
Health Care	5.2%	Materials	3.0%
Materials	4.2%	US Government Note / Bond	2.7%
Retail	3.4%	Exchange Traded Notes	2.2%
Energy	3.2%	Purchased Options	0.1%
Purchased Options	0.0%	Short-Term Investments and
Short-Term Investments and		Other Assets and Liabilities	52.9%
Other Assets and Liabilities	18.9%	TOTAL	100.0%
TOTAL	100.0%

Absolute Shares Trust 1

Absolute Shares Trust WBI SMID Tactical Growth Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—89.3%
Consumer Discretionary—30.7%
58,553	AutoNation, Inc.*	$3,537,187
45,562	Columbia Sportswear Company	2,029,331
27,300	Cracker Barrel Old Country Store, Inc.+	3,842,748
122,037	GNC Holdings, Inc.—Class A	5,730,858
168,616	Interpublic Group of Cos., Inc.	3,502,154
53,498	Michael Kors Holdings Ltd*	4,017,700
16,869	Morningstar, Inc.	1,091,593
75,125	Thor Industries, Inc.+	4,197,234
57,690	Viacom, Inc.—Class B	4,341,172
		32,289,977
Consumer Staples—3.8%
121,466	Pilgrim’s Pride Corp.*+	3,982,870

Energy—3.5%
77,955	World Fuel Services Corp.	3,658,428

Financials—8.3%
64,159	Assurant, Inc.	4,390,400
26,705	Credicorp Ltd.	4,277,608
		8,668,008
Health Care—8.0%
76,145	PAREXEL International Corporation*	4,230,616
19,508	Shire plc—ADR	4,146,231
		8,376,847
Industrials—4.3%
16,818	Alliant Techsystems, Inc.	1,955,093
16,455	Rolls Royce Holdings Plc—ADR	1,105,611
12,417	Unifirst Corp.	1,508,045
		4,568,749
Information Technology—18.6%
128,111	Informatica Corporation*	4,885,513
118,082	LG Display Company Ltd—ADR,*+	1,788,942
164,329	Semtech Corporation*	4,530,551
70,232	Silicon Laboratories, Inc.*	3,344,448
21,746	Sina Corporation*	813,518
296,521	Vishay Intertechnology, Inc.+	4,195,772
		19,558,744
Materials—8.7%
43,957	International Flavors & Fragrances, Inc.+	4,455,482
107,556	Sonoco Products Co.	4,700,197
		9,155,679

Shares	Security Description	Value
Retail—3.4%
84,286	Gap, Inc.	$3,549,283
TOTAL COMMON STOCKS
(Cost $87,353,805)		93,808,585

EXCHANGE TRADED NOTES—1.2%
39,501	iPath S&P 500 VIX Short-Term
	Futures ETN*+	1,244,676
TOTAL EXCHANGE TRADED NOTES
(Cost $1,266,079)		1,244,676

SHORT-TERM INVESTMENTS—27.5%
10,031,799	Invesco STIT-Treasury Portfolio—Institutional
	Class, 0.03% (a)	10,031,799
18,913,079	Mount Vernon Prime Portfolio, 0.29% (a)^	18,913,079
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,944,878)		28,944,878

Contracts (100 shares per contract)

PURCHASED OPTIONS—0.0%
300	AutoNation, Inc. Put Option 01/17/15
	Strike $52.50*	2,250
1,200	Informatica Corporation Put Option,
	Expires 02/20/15 Strike $32.50*	33,000
TOTAL PURCHASED OPTIONS (Cost $57,300)		35,250
TOTAL INVESTMENTS—118.0% (Cost $117,622,062)		124,033,389
Liabilities in Excess of Other Assets—(18.0)%		(18,929,849)
NET ASSETS—100.0%		$105,103,540

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
ADR	American Depository Receipt.
+	All or a portion of this security is out on loan as of December 31, 2014. Total value of securities out on loan is $18,254,802.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $18,913,079 as of December 31, 2014.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Options Written
300	AutoNation, Inc. Call Option
	01/17/15 Strike $62.50*	$(14,250)
1,200	Informatica Corporation Call Option,
	Expires 02/20/15 Strike $40*	(111,000)
TOTAL Options Written
	(Premiums received $161,396)	$(125,250)

The accompanying notes are an integral part of these financial statements.

2

Absolute Shares Trust WBI SMID Tactical Value Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—95.2%
Consumer Discretionary—22.5%
101,799	GNC Holdings, Inc.—Class A	$4,780,481
108,618	Mattel, Inc.	3,361,184
32,862	Michael Kors Holdings Ltd*	2,467,936
38,326	Publicis Groupe SA—ADR	683,736
44,275	Scripps Networks Interactive, Inc.+	3,332,579
81,273	Stage Stores, Inc.+	1,682,351
29,542	Viacom, Inc.—Class B	2,223,036
		18,531,303
Consumer Staples—6.2%
105,324	Pilgrim’s Pride Corp.*+	3,453,574
19,453	Sanderson Farms, Inc.+	1,634,538
		5,088,112
Energy—4.7%
81,825	World Fuel Services Corp.	3,840,047

Financials—5.8%
81,412	Aspen Insurance Holdings Ltd.	3,563,403
75,722	OFG Bancorp+	1,260,771
		4,824,174
Health Care—23.0%
45,079	Centene Corp.*	4,681,454
42,272	Cyberonics, Inc.*	2,353,705
75,855	Hanger, Inc.*	1,661,225
80,862	Healthways, Inc.*	1,607,537
70,865	Molina Healthcare, Inc.*	3,793,403
59,603	PAREXEL International Corporation*	3,311,543
6,984	Shire plc—ADR	1,484,379
		18,893,246
Industrials—11.9%
23,378	Alliant Techsystems, Inc.	2,717,692
12,172	Boeing Co.	1,582,117
37,996	ManpowerGroup, Inc.	2,590,187
35,890	MSC Industrial Direct, Inc.—Class A	2,916,063
		9,806,059

Shares	Security Description	Value
Information Technology—14.2%
34,606	Benchmark Electronics, Inc.*	$880,377
172,695	Convergys Corporation	3,517,797
47,769	Sina Corporation*	1,787,038
114,264	Web.com Group, Inc.*	2,169,873
83,651	WebMD Health Corporation*	3,308,397
		11,663,482
Materials—6.9%
136,040	Commercial Metals Company	2,216,092
34,200	International Flavors & Fragrances, Inc.+	3,466,512
		5,682,604
TOTAL COMMON STOCKS
(Cost $73,727,664)		78,329,027

EXCHANGE TRADED NOTES—1.6%
40,939	iPath S&P 500 VIX Short-Term
	Futures ETN*+	1,289,988
TOTAL EXCHANGE TRADED NOTES
(Cost $1,275,248)		1,289,988

SHORT-TERM INVESTMENTS—20.7%
2,619,799	Invesco STIT-Treasury Portfolio—Institutional
	Class, 0.03% (a)	2,619,799
14,408,383	Mount Vernon Prime Portfolio, 0.29% (a)^	14,408,383
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,028,182)		17,028,182
TOTAL INVESTMENTS—117.5%
(Cost $92,031,094)		96,647,197
Other Assets in Excess of Liabilities—(17.5)%		(14,402,974)
NET ASSETS—100.0%		$82,244,223

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
ADR	American Depository Receipt.
+	All or a portion of this security is out on loan as of December 31, 2014. Total value of securities out on loan is $13,939,586.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $14,408,383 as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

3

Absolute Shares Trust WBI SMID Tactical Yield Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—73.9%
Consumer Discretionary—17.9%
128,205	DSW, Inc.—Class A	$4,782,047
60,979	Guess?, Inc.	1,285,437
260,277	International Game Technology	4,489,778
139,216	Mattel, Inc.	4,308,039
59,102	Viacom, Inc.—Class B	4,447,426
		19,312,727
Consumer Staples—4.2%
138,001	Pilgrim’s Pride Corp.*+	4,525,053

Financials—20.7%
60,723	Cullen/Frost Bankers, Inc.	4,289,473
139,819	Hancock Holding Company	4,292,443
197,733	Umpqua Holdings Corp.	3,363,439
46,335	Union Bankshares Corporation	1,115,747
90,182	Waddell & Reed Financial, Inc.—Class A	4,492,867
105,248	Washington Federal, Inc.	2,331,243
75,519	Webster Financial Corp.	2,456,633
		22,341,845
Health Care—1.9%
37,251	PAREXEL International Corporation*	2,069,665

Industrials—10.4%
12,495	Boeing Co.	1,624,100
100,138	Nielsen N.V.	4,479,173
47,317	Watsco, Inc.	5,062,918
		11,166,191
Information Technology—4.7%
96,520	Mellanox Technologies, Ltd.*	4,124,299
11,919	Zebra Technologies Corporation*	922,650
		5,046,949

Shares	Security Description	Value
Materials—5.9%
179,173	Commercial Metals Company	$2,918,728
74,764	Mosaic Co.	3,412,977
		6,331,705
Retail—3.4%
86,795	Gap, Inc.	3,654,937

Utilities—4.8%
59,741	Entergy Corp.	5,226,143
TOTAL COMMON STOCKS
(Cost $76,387,242)		79,675,215

SHORT-TERM INVESTMENTS—38.5%
36,741,601	Invesco STIT-Treasury Portfolio—Institutional
	Class, 0.03% (a)	36,741,601
4,736,200	Mount Vernon Prime Portfolio, 0.29% (a)^	4,736,200
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,477,801)		41,477,801
TOTAL INVESTMENTS—112.4%
(Cost $117,865,043)		121,153,016
Liabilities in Excess of Other Assets—(12.4)%		(13,383,214)
NET ASSETS—100.0%		$107,769,802

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
+	All or a portion of this security is out on loan as of December 31, 2014. Total value of securities out on loan is $4,537,280.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $4,736,200 as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

4

Absolute Shares Trust WBI SMID Tactical Select Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—81.1%
Consumer Discretionary—22.6%
136,758	Belmond Ltd*	$1,691,696
106,759	GNC Holdings, Inc.—Class A	5,013,403
203,983	International Game Technology	3,518,707
140,981	Interpublic Group of Cos., Inc.	2,928,175
22,939	PVH Corp.	2,940,092
45,306	Viacom, Inc.—Class B	3,409,276
		19,501,349
Consumer Staples—8.7%
84,354	Pilgrim’s Pride Corp.*+	2,765,968
623,056	Rite Aid Corporation*	4,685,381
		7,451,349
Energy—3.2%
138,433	Superior Energy Services, Inc.	2,789,425

Health Care—5.2%
19,339	Cyberonics, Inc.*	1,076,795
61,468	PAREXEL International Corporation*	3,415,162
		4,491,957
Industrials—16.2%
30,761	Alliant Techsystems, Inc.	3,575,966
77,307	Generac Holdings, Inc.*+	3,614,875
37,631	Simpson Manufacturing Co., Inc.	1,302,033
54,493	Swift Transportation Company*+	1,560,135
317,333	Wabash National Corp.*	3,922,236
		13,975,245
Information Technology—17.6%
68,519	Cardtronics, Inc.*+	2,643,463
161,324	FreeScale Semiconductor, Ltd.*	4,070,205
31,064	Mellanox Technologies, Ltd.*+	1,327,365
29,763	VMware, Inc.*	2,456,043
105,053	Web.com Group, Inc.*	1,994,956
34,606	Zebra Technologies Corporation*	2,678,850
		15,170,882
Materials—4.2%
35,513	International Flavors & Fragrances, Inc.	3,599,598

Shares	Security Description	Value
Retail—3.4%
69,933	Gap, Inc.	$2,944,878
TOTAL COMMON STOCKS
(Cost $65,380,677)		69,924,683

SHORT-TERM INVESTMENTS—30.5%
16,394,812	Invesco STIT-Treasury Portfolio—Institutional
	Class, 0.03% (a)	16,394,812
9,944,582	Mount Vernon Prime Portfolio, 0.29% (a)^	9,944,582
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,339,394)		26,339,394

Contracts (100 shares per contract)

PURCHASED OPTIONS—0.0%
1,600	Freescale Semiconductor, Ltd. Put Option,
	Expires 01/17/15 Strike $22*	32,000
TOTAL PURCHASED OPTIONS
(Cost $65,600)		32,000
TOTAL INVESTMENTS—111.6%
(Cost $91,785,671)		96,296,077
Liabilities in Excess of Other Assets—(11.6)%		(10,036,331)
NET ASSETS—100.0%		$86,259,746

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
+	All or a portion of this security is out on loan as of December 14, 2014. Total value of securities out on loan is $9,549,780.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $9,944,582 as of December 31, 2014.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Options Written
1,600	Freescale Semiconductor, Ltd. Call Option,
	Expires 01/17/15 Strike $26*	$(112,000)
	Total Options Written
	(Premiums received $151,997)	$(112,000)

The accompanying notes are an integral part of these financial statements.

5

Absolute Shares Trust WBI Large Cap Tactical Growth Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—94.2%
Consumer Discretionary—19.2%
11,880	Daimler AG—ADR	$983,545
39,121	Discovery Communications, Inc.*	1,347,719
155,930	General Motors Co.	5,443,516
74,131	GNC Holdings, Inc.—Class A	3,481,192
83,060	Johnson Controls, Inc.	4,015,121
81,939	Macy’s, Inc.+	5,387,489
46,041	Viacom, Inc.—Class B	3,464,585
		24,123,167
Consumer Staples—7.5%
41,646	Diageo plc—ADR	4,751,392
60,313	Walgreens Boots Alliance, Inc.	4,595,851
		9,347,243
Energy—2.9%
93,693	Halliburton Company	3,684,946

Financials—2.9%
99,844	Financial Engines, Inc.	3,649,298

Health Care—29.0%
45,801	Aetna, Inc.	4,068,503
29,004	Alexion Pharmaceuticals, Inc.*	5,366,610
51,615	Baxter International, Inc.	3,782,863
50,767	Cigna Corp.	5,224,432
35,275	Gilead Sciences, Inc.*	3,325,022
42,025	Thermo Fisher Scientific, Inc.	5,265,312
36,957	Valeant Pharmaceuticals International, Inc.*	5,288,916
35,555	Zimmer Holdings, Inc.	4,032,648
		36,354,306
Industrials—14.0%
40,421	Boeing Co.	5,253,922
58,780	Las Vegas Sands Corp.	3,418,645
47,337	MSC Industrial Direct, Inc.—Class A+	3,846,131
20,813	Precision Castparts Corp.	5,013,435
		17,532,133
Information Technology—16.2%
199,500	Applied Materials, Inc.	4,971,540
8,863	Google, Inc.*	4,703,239
124,920	Oracle Corporation	5,617,652
72,104	SAP SE—ADR+	5,022,044
		20,314,475
Materials—2.5%
48,416	Syngenta AG—ADR	3,110,244

TOTAL COMMON STOCKS
(Cost $111,720,939)		$118,115,812

Shares	Security Description	Value
EXCHANGE TRADED NOTES—2.0%
79,569	iPath S&P 500 VIX ST Futures ETN*+	$2,507,219
TOTAL EXCHANGE TRADED NOTES
(Cost $2,420,203)		2,507,219

SHORT-TERM INVESTMENTS—14.2%
4,866,114	Invesco STIT-Treasury Portfolio—Institutional
	Class, 0.03% (a)	4,866,114
12,960,330	Mount Vernon Prime Portfolio, 0.29% (a)^	12,960,330
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,826,444)		17,826,444

Contracts (100 shares per contract)

PURCHASED OPTIONS—0.0%
1,900	Applied Materials, Inc. Put Option,
	Expires 01/17/15 Strike $21*	6,650
349	Gilead Sciences, Inc. Put Option
	Expires 01/17/15 Strike $84*	12,390
TOTAL PURCHASED OPTIONS
(Cost $113,232)		19,040
TOTAL INVESTMENTS—110.4%
(Cost $132,080,817)		138,468,515
Liabilities in Excess of Other Assets—(10.4)%		(13,034,466)
NET ASSETS—100.0%		$125,434,049

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
ADR	American Depository Receipt.
+	All or a portion of this security is out on loan as of December 31, 2014. Total value of securities out on loan is $12,616,379.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $12,960,330 as of December 31, 2014.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Options Written
1,900	Applied Materials, Inc. Call Option,
	Expires 01/17/15 Strike $26*	$(56,050)
349	Gilead Sciences, Inc. Call Option
	Expires 01/17/15 Strike $92.50*	(139,600)
	Total Options Written
	(Premiums received $208,982)	$(195,650)

The accompanying notes are an integral part of these financial statements.

6

Absolute Shares Trust WBI Large Cap Tactical Value Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—79.6%
Consumer Discretionary—13.6%
108,861	General Motors Co.	$3,800,338
66,235	Johnson Controls, Inc.	3,201,800
49,103	Macy’s, Inc.+	3,228,522
40,314	Viacom, Inc.—Class B	3,033,628
		13,264,288
Consumer Staples—3.5%
149,042	Danone—ADR	1,940,080
19,815	Walgreens Boots Alliance, Inc.	1,509,903
		3,449,983
Energy—2.5%
60,723	Halliburton Company	2,388,236

Financials—9.5%
91,634	Allianz SE—ADR	1,518,375
113,040	Credit Suisse Group AG—ADR+	2,835,043
61,824	Financial Engines, Inc.	2,259,667
481,586	Mitsubishi UFJ Financial Group, Inc.—ADR	2,663,171
		9,276,256
Health Care—17.8%
48,721	Aetna, Inc.	4,327,886
24,286	Cyberonics, Inc.*	1,352,245
27,617	Gilead Sciences, Inc.*	2,603,178
63,121	Sanofi-Aventis—ADR	2,878,949
14,589	Shire plc—ADR	3,100,746
25,133	Thermo Fisher Scientific, Inc.	3,148,914
		17,411,918
Industrials—10.1%
32,656	Boeing Co.	4,244,627
16,002	MSC Industrial Direct, Inc.—Class A+	1,300,162
37,521	United Technologies Corporation	4,314,915
		9,859,704
Information Technology—21.2%
38,233	Facebook, Inc.*	2,982,939
68,312	Mellanox Technologies, Ltd.*+	2,918,972
44,329	SAP SE—ADR+	3,087,515
154,565	Tencent Holdings Ltd—ADR	2,242,738
185,820	Tokyo Electron Limited—ADR,*+	3,545,445
35,309	VMware, Inc.*	2,913,699
38,871	Zebra Technologies Corporation*	3,009,004
		20,700,312
Materials—1.4%
20,472	Syngenta AG—ADR	1,315,121
TOTAL COMMON STOCKS
(Cost $75,327,514)		77,665,818

Shares	Security Description	Value
PREFERRED STOCKS—3.0%
Financials—3.0%
221,206	Banco Bradesco S.A.	$2,957,525
TOTAL PREFERRED STOCKS
(Cost $2,939,717)		2,957,525

SHORT-TERM INVESTMENTS—29.5%
21,221,423	Invesco STIT-Treasury Portfolio—Institutional
	Class, 0.03% (a)	21,221,423
7,551,659	Mount Vernon Prime Portfolio, 0.29% (a)^	7,551,659
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,773,082)		28,773,082

Contracts (100 shares per contract)

PURCHASED OPTIONS—0.0%
276	Gilead Sciences, Inc. Put Option,
	Expires 01/17/15 Strike $84*	9,798
TOTAL PURCHASED OPTIONS
(Cost $77,556)		9,798
TOTAL INVESTMENTS—112.1%
(Cost $107,117,869)		109,406,223
Liabilities in Excess of Other Assets—(12.1)%		(11,841,841)
NET ASSETS—100.0%		$97,564,382

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
ADR	American Depository Receipt.
+	All or a portion of this security is out on loan as of December 31, 2014. Total value of securities out on loan is $7,356,354.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $7,551,659 as of December 31, 2014.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Options Written
276	Gilead Sciences, Inc. Call Option,
	Expires 01/17/15 Strike $92.50*	$(110,400)
	Total Options Written
	(Premiums received $81,142)	$(110,400)

The accompanying notes are an integral part of these financial statements.

7

Absolute Shares Trust WBI Large Cap Tactical Yield Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—76.9%
Consumer Discretionary—24.8%
92,741	Belmond Ltd*	$1,147,206
44,027	DSW, Inc.—Class A	1,642,207
119,561	General Motors Co.	4,173,875
118,293	Honda Motor Co., Ltd.—ADR+	3,492,009
60,142	Las Vegas Sands Corp.	3,497,859
62,921	Macy’s, Inc.+	4,137,056
120,447	Mattel, Inc.	3,727,233
50,073	Viacom, Inc.—Class B	3,767,993
69,927	Yum! Brands, Inc.	5,094,182
		30,679,620
Consumer Staples—12.1%
54,089	Hershey Co.	5,621,470
47,396	Nestle SA—ADR	3,457,538
41,996	Sanderson Farms, Inc.	3,528,714
30,731	Walgreens Boots Alliance, Inc.	2,341,702
		14,949,424
Financials—4.2%
89,571	Allianz SE—ADR	1,484,191
507,500	Sumitomo Mitsui Financial Group, Inc.—ADR	3,694,600
		5,178,791
Health Care—9.2%
52,618	Baxter International, Inc.	3,856,373
78,634	Sanofi-Aventis—ADR	3,586,497
18,536	Shire plc—ADR	3,939,642
		11,382,512
Industrials—14.5%
26,926	Alliant Techsystems, Inc.	3,130,147
40,707	Boeing Co.+	5,291,096
32,729	Siemens AG—ADR+	3,665,648
112,522	Waste Management, Inc.	5,774,629
		17,861,520
Information Technology—9.1%
85,047	Mellanox Technologies, Ltd.*	3,634,059
50,882	QUALCOMM, Inc.	3,782,059
54,742	SAP SE—ADR	3,812,780
		11,228,898

Shares	Security Description	Value
Materials—3.0%
77,814	BHP Billiton Ltd—ADR	$3,682,158
		3,682,158
TOTAL COMMON STOCKS
(Cost $91,902,508)		94,962,923

SHORT-TERM INVESTMENTS—32.6%
35,948,448	Invesco STIT-Treasury Portfolio—Institutional
	Class, 0.03% (a)	35,948,448
4,336,481	Mount Vernon Prime Portfolio, 0.29% (a)^	4,336,481
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,284,929)		40,284,929

Contracts (100 shares per contract)

PURCHASED OPTIONS—0.0%
250	Baxter International, Inc. Put Option,
	Expires 02/20/15 Strike $70*	20,875
TOTAL PURCHASED OPTIONS
(Cost $22,500)		20,875
TOTAL INVESTMENTS—109.5%
(Cost $132,209,937)		135,268,727
Liabilities in Excess of Other Assets—(9.5)%		(11,801,100)
NET ASSETS—100.0%		$123,467,627

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
ADR	American Depository Receipt.
+	All or a portion of this security is out on loan as of December 31, 2014. Total value of securities out on loan is $4,221,718.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $4,336,481 as of December 31, 2014.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Options Written
250	Baxter International, Inc. Call Option,
	Expires 02/20/15 Strike $75*	$(26,875)
	Total Options Written
	(Premiums received $31,249)	$(26,875)

The accompanying notes are an integral part of these financial statements.

8

Absolute Shares Trust WBI Large Cap Tactical Select Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—42.1%
Consumer Discretionary—6.5%
76,377	Johnson Controls, Inc.	$3,692,064
46,221	Viacom, Inc.—Class B	3,478,130
		7,170,194
Consumer Staples—3.2%
106,674	Pilgrim’s Pride Corp.*+	3,497,841

Energy—3.3%
64,652	Baker Hughes Incorporated	3,625,038

Health Care—9.1%
28,105	Aetna, Inc.	2,496,567
47,631	Baxter International, Inc.	3,490,876
31,696	Gilead Sciences, Inc.*	2,987,665
5,079	Shire plc—ADR	1,079,491
		10,054,599
Industrials—4.3%
36,432	Boeing Co.	4,735,431

Information Technology—12.7%
209,885	Applied Materials, Inc.	5,230,334
164,489	FreeScale Semiconductor, Ltd.*	4,150,058
39,493	VMware, Inc.*	3,258,962
72,403	Web.com Group, Inc.*+	1,374,933
		14,014,287
Materials—3.0%
31,362	Ecolab, Inc.	3,277,956
TOTAL COMMON STOCKS
(Cost $43,881,278)		46,375,346
EXCHANGE TRADED NOTES—2.2%
75,803	iPath S&P 500 VIX Short-Term
	Futures ETN*+	2,388,552
TOTAL EXCHANGE TRADED NOTES
(Cost $2,314,321)		2,388,552
Par Value	Security Description	Value
US GOVERNMENT NOTE/BOND—2.7%
United States Treasury Notes
3,000,000	12/31/2019, 1.625%	2,995,783
TOTAL US GOVERNMENT NOTE/BOND
(Cost $2,995,781)		2,995,783

Shares	Security Description	Value
SHORT-TERM INVESTMENTS—65.6%
64,818,678	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.03% (a)	$64,818,678
7,381,125	Mount Vernon Prime Portfolio, 0.29% (a)^	7,381,125
TOTAL SHORT-TERM INVESTMENTS
(Cost $72,199,803)		72,199,803

Contracts (100 shares per contract)

PURCHASED OPTIONS—0.1%
230	Baxter International, Inc. Put Option,
	Expires 02/20/15 Strike $70*	19,205
2,000	Applied Materials, Inc. Put Option 01/17/15
	Strike $21*	7,000
1,600	Freescale Semiconductor, Ltd. Put Option
	Expires 01/17/15 Strike $22*	32,000
316	Gilead Sciences, Inc. Put Option, Expire
	01/17/15 Strike $84*	11,218
TOTAL PURCHASED OPTIONS
(Cost $193,056)		69,423

TOTAL INVESTMENTS—112.7%
(Cost $121,584,239)		124,028,907
Liabilities in Excess of Other Assets—(12.7)%		(13,986,387)
NET ASSETS—100.0%		$110,042,520

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
ADR	American Depository Receipt.
+	All or a portion of this security is out on loan as of December 31, 2014. Total value of securities out on loan is $7,080,551.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $7,381,125 as of December 31, 2014.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Options Written
2,000	Applied Materials, Inc. Call Option
	01/17/15 Strike $26*	$(59,000)
230	Baxter International, Inc. Call Option,
	Expires 02/20/15 Strike $75*	(24,725)
1,600	Freescale Semiconductor, Ltd. Call Option
	Expires 01/17/15 Strike $26*	(112,000)
316	Gilead Sciences, Inc. Call Option,
	Expires 01/17/15 Strike $92.50*	(126,400)

	Total Options Written
	(Premiums received $385,625)	$(322,125)

The accompanying notes are an integral part of these financial statements.

9

Absolute Shares Trust WBI Tactical Income Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—25.8%
Consumer Discretionary—10.8%
198,492	General Motors Co.	$6,929,356
105,563	Johnson Controls, Inc.	5,102,916
63,873	Viacom, Inc.—Class B	4,806,443
		16,838,715
Consumer Staples—5.2%
40,486	Diageo plc—ADR	4,619,048
33,255	Hershey Co.	3,456,192
		8,075,240
Industrials—9.8%
42,982	Alliant Techsystems, Inc.	4,996,657
110,180	Trinity Industries, Inc.	3,086,142
142,388	Waste Management, Inc.	7,307,352
		15,390,151
TOTAL COMMON STOCKS
(Cost $37,492,004)		40,304,106

EXCHANGE TRADED FUNDS—17.4%
285,585	Guggenheim BulletShares BulletShares
	2020 Corporate Bond ETF	6,022,988
342,712	Guggenheim BulletShares 2016
	Corporate Bond ETF	7,573,935
268,182	Guggenheim BulletShares 2017
	Corporate Bond ETF	6,090,413
68,855	PIMCO Total Return ETF	7,381,944

TOTAL EXCHANGE TRADED FUNDS
(Cost $27,363,234)		27,069,280

Par Value	Security Description	Value
US GOVERNMENT NOTE/BOND—53.5%
United States Treasury Notes
4,000,000	04/15/2016, 0.250%	$3,994,064
4,000,000	05/15/2016, 0.250%	3,991,876
4,000,000	09/30/2016, 0.500%	3,995,624
4,000,000	12/15/2016, 0.625%	3,998,436
4,000,000	02/15/2017, 0.625%	3,990,312
4,000,000	06/15/2017, 0.875%	3,998,124
4,000,000	07/31/2017, 0.500%	3,955,000
4,000,000	08/31/2017, 0.625%	3,962,188
4,000,000	09/30/2017, 0.625%	3,957,500
4,000,000	10/31/2017, 0.750%	3,968,436
4,000,000	12/31/2017, 0.750%	3,958,124
4,000,000	02/28/2018, 0.750%	3,945,312
4,000,000	03/31/2018, 0.750%	3,938,752
27,700,000	12/31/2019, 1.625%	27,661,054
4,000,000	02/15/2023, 2.000%+	3,985,312
TOTAL US GOVERNMENT NOTE/BOND
(Cost $83,054,278)		83,300,114
Shares	Security Description	Value
SHORT-TERM INVESTMENTS—23.3%
35,832,257	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.03% (a)	35,832,257
404,287	Mount Vernon Prime Portfolio, 0.29% (a)^	404,287

TOTAL SHORT-TERM INVESTMENTS
(Cost $36,236,544)		36,236,544

TOTAL INVESTMENTS—120.0%
(Cost $184,146,060)		186,910,044
Liabilities in Excess of Other Assets—(20.0)%		(31,136,735)
NET ASSETS—100.0%		$155,773,309

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
ADR	American Depository Receipt.
+	All or a portion of this security is out on loan as of December 31, 2014. Total value of securities out on loan is $392,748.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $404,287 as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

10

Absolute Shares Trust WBI Tactical High Income Shares Schedule of Investments December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—23.4%
Consumer Discretionary—6.9%
105,534	DSW, Inc.—Class A	$3,936,418
211,755	General Motors Co.	7,392,367
		11,328,785
Consumer Staples—7.6%
43,243	Diageo plc—ADR	4,933,594
71,461	Hershey Co.	7,426,942
		12,360,536
Health Care—3.0%
88,688	Cyberonics, Inc.*	4,938,148

Industrials—4.5%
15,107	Alliant Techsystems, Inc.	1,756,189
113,927	Trinity Industries, Inc.	3,191,095
47,532	Waste Management, Inc.	2,439,342
		7,386,626
Information Technology—1.4%
117,786	Web.com Group, Inc.*+	2,236,756
TOTAL COMMON STOCKS
(Cost $35,520,870)		38,250,851

EXCHANGE TRADED FUNDS—32.3%
305,123	Guggenheim BulletShares 2016
	High Yield Corporate Bond ETF	7,899,634
243,680	Guggenheim BulletShares 2017
	High Yield Corporate Bond ETF	6,323,496
252,534	Guggenheim BulletShares 2019
	High Yield Corporate Bond ETF	6,288,097
250,954	Guggenheim BulletShares 2020
	High Yield Corporate Bond ETF	6,273,850
331,966	iShares S&P U.S. Preferred Stock
	Index Fund	13,092,739
61,133	Vanguard Short-Term Corporate Bond ETF	4,868,021
154,941	Vanguard Mortgage-Backed Securities ETF	8,213,422

TOTAL EXCHANGE TRADED FUNDS
(Cost $53,921,655)		52,959,259

Par Value	Security Description	Value
US GOVERNMENT NOTE/BOND—40.1%
United States Treasury Notes
4,000,000	02/15/2017, 0.625%	$3,990,313
4,000,000	06/15/2017, 0.875%	3,998,124
4,000,000	09/30/2017, 0.625%	3,957,500
4,000,000	10/31/2017, 0.750%	3,968,436
4,000,000	12/31/2017, 0.750%	3,958,124
4,000,000	04/30/2018, 0.625%	3,919,064
4,000,000	05/31/2018, 1.000%	3,961,564
4,000,000	07/31/2018, 1.375%	4,004,376
4,000,000	09/30/2018, 1.375%	3,996,564
4,000,000	12/31/2018, 1.375%	3,984,688
25,900,000	12/31/2019, 1.625%	25,863,585
TOTAL US GOVERNMENT NOTE/BOND
(Cost $65,447,124)		65,602,338
Shares	Security Description	Value
SHORT-TERM INVESTMENTS—21.5%
34,968,036	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.03% (a)	34,968,036
166,440	Mount Vernon Prime Portfolio, 0.29% (a)^	166,440
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,134,476)		35,134,476
TOTAL INVESTMENTS—117.3% (Cost $190,024,125)		191,946,924
Liabilities in Excess of Other Assets—(17.3)%		(28,303,406)
NET ASSETS—100.0%		$163,643,518

(a)	The rate quoted is the annualized seven-day yield at December 31, 2014.
*	Non-income producing security.
ADR	American Depository Receipt.
+	All or a portion of this security is out on loan as of December 31, 2014. Total value of securities out on loan is $156,537.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $166,440 as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

11

Absolute Shares Trust Statements of Assets and Liabilities December 31, 2014 (Unaudited)

	WBI SMID Tactical Growth Shares	WBI SMID Tactical Value Shares	WBI SMID Tactical Yield Shares	WBI SMID Tactical Select Shares	WBI Large Cap Tactical Growth Shares	WBI Large Cap Tactical Value Shares	WBI Large Cap Tactical Yield Shares	WBI Large Cap Tactical Select Shares	WBI Tactical Income Shares	WBI Tactical High Income Shares
ASSETS
Investments in securities, at value*+ (Note 2)	$124,033,389	$96,647,197	$121,153,016	$96,296,077	$138,468,515	$109,406,223	$135,268,727	$124,028,907	$186,910,044	$191,946,924
Cash	282	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,251,000	—	—	—	1,260,000	—	—	—	—	2,480,000
Dividends and interest receivable	62,653	48,400	92,982	70,417	175,342	75,438	62,899	90,854	306,026	203,464
Prepaid expenses and other assets	35,560	35,560	35,560	35,560	35,560	35,560	35,560	35,560	35,560	35,561
Receivable for investments sold	—	—	—	—	—	1,012,745	—	—	—	—
Securities lending income receivable	1,184	5,500	437	1,054	1,002	495	8,593	3,125	4,118	4,603
Total Assets	125,384,068	96,736,657	121,281,995	96,403,108	139,940,419	110,530,461	135,375,779	124,158,446	187,255,748	194,670,552

LIABILITIES
Written options*	125,250	—	—	112,000	195,650	110,400	26,875	322,125	—	—
Payables
Collateral received for securities loaned (Note 7)	18,913,079	14,408,383	4,736,200	9,944,582	12,960,330	7,551,659	4,336,481	7,381,125	404,287	166,440
Investments purchased	1,139,392	—	8,670,288	—	1,230,549	5,194,140	7,426,315	6,302,992	30,783,589	30,435,197
Distribution payable	—	—	—	—	—	12,065	—	—	147,299	277,344
Management fees (Note 3)	75,310	58,756	77,064	60,765	89,790	70,606	88,098	79,952	112,052	114,420
Administration and fund accounting fees (Note 6)	3,119	2,684	3,619	2,894	4,101	3,421	4,301	4,591	7,531	4,943
Compliance fees (Note 6)	4,133	3,380	4,255	3,556	4,728	3,945	4,771	4,473	4,163	5,760
Audit fees	5,046	5,046	5,046	5,046	5,046	5,046	5,046	5,046	5,046	5,046
Registration fees	4,008	3,294	4,271	3,508	4,789	3,938	4,886	4,434	6,359	6,062
Legal fees	2,929	2,929	2,929	2,929	2,929	2,929	2,929	2,929	2,929	2,929
Custody fees	2,552	2,122	2,682	2,242	3,005	2,477	2,997	2,806	3,850	3,698
Directors fees	1,810	1,810	1,809	1,810	1,810	1,810	1,810	1,810	1,810	1,810
Accrued other expenses	3,900	4,030	4,030	4,030	3,643	3,643	3,643	3,643	3,524	3,385
Total Liabilities	20,280,528	14,492,434	13,512,193	10,143,362	14,506,370	12,966,079	11,908,152	14,115,926	31,482,439	31,027,034
NET ASSETS	$105,103,540	$82,244,223	$107,769,802	$86,259,746	$125,434,049	$97,564,382	$123,467,627	$110,042,520	$155,773,309	$163,643,518

NET ASSETS CONSIST OF:
Paid-in Capital	$105,327,000	$85,153,500	$110,571,500	$90,058,000	$124,758,000	$101,136,500	$126,300,000	$113,849,500	$155,181,000	$165,150,500
Undistributed (Accumulated) Net Investment Income (Loss)	(3,663)	5,883	(1,652)	(45,722)	(22,835)	97	5,388	(49,588)	45,731	(26,319)
Accumulated Net Realized Gain (Loss) on Investments	(6,667,270)	(7,531,263)	(6,088,019)	(8,302,935)	(5,702,146)	(5,831,311)	(5,900,925)	(6,265,560)	(2,217,406)	(3,403,462)
Net Unrealized Appreciation (Depreciation) on:
Investments in securities	6,411,327	4,616,103	3,287,973	4,510,406	6,387,698	2,288,354	3,058,790	2,444,668	2,763,984	1,922,799
Options written	36,146	—	—	39,997	13,332	(29,258)	4,374	63,500	—	—
NET ASSETS	$105,103,540	$82,244,223	$107,769,802	$86,259,746	$125,434,049	$97,564,382	$123,467,627	$110,042,520	$155,773,309	$163,643,518
*Cost or Premium Received
Investments in securities	$117,622,062	$92,031,094	$117,865,043	$91,785,671	$132,080,817	$107,117,869	$132,209,937	$121,584,239	$184,146,060	$190,024,125
Written Options	161,396	—	—	151,997	208,982	81,142	31,249	385,625	—	—
Net Asset Value (unlimited shares authorized):
Net Assets	$105,103,540	$82,244,223	$107,769,802	$86,259,746	$125,434,049	$97,564,382	$123,467,627	$110,042,520	$155,773,309	$163,643,518
Shares Outstanding^	4,200,000	3,400,000	4,400,000	3,600,000	5,000,000	4,050,000	5,050,000	4,550,000	6,200,000	6,600,000
Net Asset Value, Offering and Redemption Price per Share	$25.02	$24.19	$24.49	$23.96	$25.09	$24.09	$24.45	$24.19	$25.12	$24.79
^	No Par Value
+	Including securities on loan of $18,254,802, $13,939,586, $4,537,280, $9,549,780, $12,616,379, $7,356,354, $4,221,718, $7,080,551, $392,748 and $156,537, respectively.

The accompanying notes are an integral part of these financial statements.

12	13

Absolute Shares Trust Statements of Operations (concluded) Period August 25, 2014 through December 31, 2014 (Unaudited)

	WBI SMID Tactical Growth Shares*	WBI SMID Tactical Value Shares*	WBI SMID Tactical Yield Shares*	WBI SMID Tactical Select Shares*	WBI Large Cap Tactical Growth Shares*	WBI Large Cap Tactical Value Shares*	WBI Large Cap Tactical Yield Shares*	WBI Large Cap Tactical Select Shares*	WBI Tactical Income Shares*	WBI Tactical High Income Shares*
NET INVESTMENT INCOME
Income:
Dividends (Net of withholding taxes of $5,292,
$5,232, $2,922, $4,270, $6,767, $6,445, $0,
$4,776, $0 and $0 respectively)	$438,390	$404,006	$704,653	$317,947	$547,070	$491,041	$500,035	$364,188	$938,661	$1,150,521
Interest	32,564	14,983	33,872	16,185	13,255	16,223	36,060	21,581	13,713	146,034
Securities lending income (Note 7)	1,184	5,500	437	1,054	1,002	495	8,593	3,125	4,118	4,603
Total Investment Income	472,138	424,489	738,962	335,186	561,327	507,759	544,688	388,894	956,492	1,301,158

Expenses:
Management fees (Note 3)	293,356	232,130	301,702	244,423	343,427	275,607	344,439	313,201	437,815	434,613
Administration, fund accounting and custodian fees (Note 6)	17,480	14,344	18,498	15,267	20,732	17,059	21,049	20,213	27,254	25,547
Offering costs	14,898	14,898	14,898	14,898	14,898	14,898	14,898	14,898	14,898	14,898
Professional fees	11,455	11,455	11,455	11,410	11,455	11,455	11,455	11,455	11,455	11,455
Exchange fees	6,284	6,284	6,284	6,284	6,284	6,284	6,284	6,284	6,284	6,284
Director’s fees and expenses	4,310	4,310	4,310	4,310	4,310	4,310	4,310	4,310	4,310	4,310
Registration fees	4,008	3,294	4,271	3,508	4,789	3,938	4,886	4,434	6,359	6,062
Shareholder reporting expenses	3,480	3,480	3,480	3,480	3,480	3,480	3,480	3,480	3,480	3,480
Insurance expense	2,576	2,576	2,576	2,576	2,576	2,576	2,576	2,576	2,576	2,576
Miscellaneous expenses	2,648	2,648	2,648	2,648	2,261	2,261	2,261	2,261	1,905	1,905
Total Expenses	360,495	295,419	370,122	308,804	414,212	341,868	415,638	383,112	516,336	511,130
Net Investment Income	111,643	129,070	368,840	26,382	147,115	165,891	129,050	5,782	440,156	790,028

NET REALIZED & UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in securities	(6,753,472)	(7,598,924)	(6,216,618)	(8,447,097)	(5,988,550)	(6,069,371)	(6,167,187)	(6,564,234)	(2,407,041)	(3,609,305)
Purchased options	(8,710)	(11,994)	26,879	19,757	183,326	101,286	146,398	114,955	139,435	148,241
Written options	94,912	79,655	101,720	124,405	103,078	136,774	119,864	183,719	50,200	57,602
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in securities	6,433,377	4,616,103	3,287,973	4,544,006	6,481,890	2,356,112	3,060,415	2,568,301	2,763,984	1,922,799
Purchased options	(22,050)	—	—	(33,600)	(94,192)	(67,758)	(1,625)	(123,633)	—	—
Written options	36,146	—	—	39,997	13,332	(29,258)	4,374	63,500	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(219,797)	(2,915,160)	(2,800,046)	(3,752,532)	698,884	(3,572,215)	(2,837,761)	(3,757,392)	546,578	(1,480,663)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(108,154)	$(2,786,090)	$(2,431,206)	$(3,726,150)	$845,999	$(3,406,324)	$(2,708,711)	$(3,751,610)	$986,734	$(690,635)

*	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.

14	15

Absolute Shares Trust Statements of Changes in Net Assets Period August 25, 2014 through December 31, 2014 (Unaudited)

	WBI SMID Tactical Growth Shares[1,3]	WBI SMID Tactical Value Shares[1,3]	WBI SMID Tactical Yield Shares[1,3]	WBI SMID Tactical Select Shares[1,3]	WBI Large Cap Tactical Growth Shares[1,3]	WBI Large Cap Tactical Value Shares[1,3]	WBI Large Cap Tactical Yield Shares[1,3]	WBI Large Cap Tactical Select Shares[1,3]	WBI Tactical Income Shares[1,2,3]	WBI Tactical High Income Shares[1,2,3]
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$111,643	$129,070	$368,840	$26,382	$147,115	$165,891	$129,050	$5,782	$440,156	$790,028
Net realized gain (loss) on investments	(6,667,270)	(7,531,263)	(6,088,019)	(8,302,935)	(5,702,146)	(5,831,311)	(5,900,925)	(6,265,560)	(2,217,406)	(3,403,462)
Change in unrealized appreciation (depreciation) of investments	6,447,473	4,616,103	3,287,973	4,550,403	6,401,030	2,259,096	3,063,164	2,508,168	2,763,984	1,922,799
Net increase (decrease) in net assets resulting from operations	(108,154)	(2,786,090)	(2,431,206)	(3,726,150)	845,999	(3,406,324)	(2,708,711)	(3,751,610)	986,734	(690,635)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(115,306)	(123,187)	(370,492)	(72,104)	(169,950)	(165,794)	(123,662)	(55,370)	(394,425)	(816,347)
Total distributions to Shareholders	(115,306)	(123,187)	(370,492)	(72,104)	(169,950)	(165,794)	(123,662)	(55,370)	(394,425)	(816,347)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold (Note 9)	105,327,000	85,153,500	110,571,500	90,058,000	124,758,000	101,136,500	126,300,000	113,849,500	155,181,000	165,150,500
Net increase in net assets from capital share transactions	105,327,000	85,153,500	110,571,500	90,058,000	124,758,000	101,136,500	126,300,000	113,849,500	155,181,000	165,150,500
Net increase in net assets	$105,103,540	$82,244,223	$107,769,802	$86,259,746	$125,434,049	$97,564,382	$123,467,627	$110,042,520	$155,773,309	$163,643,518

NET ASSETS
Beginning of Period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
End of Period	$105,103,540	$82,244,223	$107,769,802	$86,259,746	$125,434,049	$97,564,382	$123,467,627	$110,042,520	$155,773,309	$163,643,518
Undistributed net investment income (loss) at end of period	$(3,663)	$5,883	$(1,652)	$(45,722)	$(22,835)	$97	$5,388	$(49,588)	$45,731	$(26,319)

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to December 31, 2014
[2]	On July 15, 2014 WBI Tactical Income Shares issued 4,000 shares to the Sub-Advisor at $25 per share totaling $100,000. The Sub-Advisor redeemed these shares at $25 per share prior to the listing of the Fund’s shares on NYSE ARCA, Inc. (see Note 9)
[3]	Subsequent to the Fund’s shares listing on NYSC ARCA, Inc., the Sub-Advisor purchased $10,000 of shares of the Fund. The Sub-Advisor’s total investment (at cost) in all Funds at December 31, 2014 totaled $100,000.

The accompanying notes are an integral part of these financial statements.

16	17

Absolute Shares Trust Financial Highlights Period August 25, 2014 through December 31, 2014 (Unaudited) (for a share outstanding throughout the period)

	WBI SMID Tactical Growth Shares[1]	WBI SMID Tactical Value Shares[1]	WBI SMID Tactical Yield Shares[1]	WBI SMID Tactical Select Shares[1]	WBI Large Cap Tactical Growth Shares[1]
Net Asset Value, Beginning of Period	$25.00	$25.00	$25.00	$25.00	$25.00
Income (Loss) from Investment Operations:
Net investment income[2]	0.03	0.04	0.09	0.01	0.03
Net realized and unrealized gain (loss) on investments[6]	0.02	(0.81)	(0.51)	(1.03)	0.09
Total from investment operations	0.05	(0.77)	(0.42)	(1.02)	0.12
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.09)	(0.02)	(0.03)
Total Distributions	(0.03)	(0.04)	(0.09)	(0.02)	(0.03)
Net asset value, end of period	$25.02	$24.19	$24.49	$23.96	$25.09
Market price at end of period	25.15	24.34	24.65	24.06	25.21
Net Asset Total Return[3,7]	0.20%	(3.09)%	(1.61)%	(4.08)%	0.50%
Market Price Total Return[3,7]	0.71%	(2.49)%	(1.06)%	(3.68)%	0.98%

Supplemental Data:
Net assets at end of period (000’s)	$105,104	$82,244	$107,770	$86,260	$125,434
Ratios to Average Net Assets:
Expenses to Average Net Assets[4]	1.05%	1.09%	1.05%	1.08%	1.03%
Net Investment Income to Average Net Assets[4]	0.33%	0.48%	1.05%	0.09%	0.37%
Portfolio turnover rate [3,5]	107%	123%	132%	145%	104%

[1]	Fund commenced operations August 25, 2014. The information presented is for the period August 25, 2014 through December 31, 2014
[2]	Calculated based on average shares outstanding during the period
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in Creation Units
[6]	The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities
[7]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18

Absolute Shares Trust Financial Highlights (concluded) Period August 25, 2014 through December 31, 2014 (Unaudited) (for a share outstanding throughout the period)

	WBI Large Cap Tactical Value Shares[1]	WBI Large Cap Tactical Yield Shares[1]	WBI Large Cap Tactical Select Shares[1]	WBI Tactical Income Shares[1]	WBI Tactical High Income Shares[1]
Net Asset Value, Beginning of Period	$25.00	$25.00	$25.00	$25.00	$25.00
Income (Loss) from Investment Operations:
Net investment income[2]	0.04	0.03	—*	0.10	0.13
Net realized and unrealized gain (loss) on investments[6]	(0.91)	(0.55)	(0.80)	0.09	(0.21)
Total from investment operations	(0.87)	(0.52)	(0.80)	0.19	(0.08)
Less Distributions:
Distributions from net investment income	(0.04)	(0.03)	(0.01)	(0.07)	(0.13)
Total Distributions	(0.04)	(0.03)	(0.01)	(0.07)	(0.13)
Net asset value, end of period	$24.09	$24.45	$24.19	$25.12	$24.79
Market price at end of period	24.21	24.53	24.27	25.13	24.81
Net Asset Total Return[3,7]	(3.47)%	(2.06)%	(3.19)%	0.78%	(0.27)%
Market Price Total Return[3,7]	(2.99)%	(1.78)%	(2.88)%	0.78%	(0.23)%

Supplemental Data:
Net assets at end of period (000’s)	$97,564	$123,468	$110,043	$155,773	$163,644
Ratios to Average Net Assets:
Expenses to Average Net Assets[4]	1.00%	1.03%	1.04%	1.00%	1.00%
Net Investment Income to Average Net Assets[4]	0.48%	0.32%	0.02%	1.12%	1.55%
Portfolio turnover rate [3,5]	167%	125%	169%	116%	104%

[1]	Fund commenced operations August 25, 2014. The information presented is for the period August 25, 2014 through December 31, 2014
[2]	Calculated based on average shares outstanding during the period
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in Creation Units
[6]	The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities
[7]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
*	Rate shown is less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

19

Absolute Shares Trust

Notes to Financial Statements
December 31, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following ten separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI SMID Tactical Growth Shares
WBI SMID Tactical Value Shares
WBI SMID Tactical Yield Shares
WBI SMID Tactical Select Shares
WBI Large Cap Tactical Growth Shares
WBI Large Cap Tactical Value Shares
WBI Large Cap Tactical Yield Shares
WBI Large Cap Tactical Select Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares

The Funds’ investment adviser, Millington Securities, Inc. (“Advisor”), has selected its affiliate, WBI Investments, Inc. (“Sub-Advisor”), to act as Sub-Advisor. Both the Advisor and Sub-Advisor are registered as investment advisers with the Securities and Exchange Commission (“SEC”). The Advisor is also registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority. The Board of Trustees (the “Board” and each member a “Trustee”) supervises the conduct of the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2014. Actual results could differ from these estimates.

A. Valuation. All equity securities, including domestic common stocks, preferred stocks and exchange traded notes, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market, NASDAQ Select Market and NASDAQ Capital Market (collectively “NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

The decision whether to fair value a portfolio security or other asset will be made by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“USBFS”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

20

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2014:

WBI SMID Tactical Growth Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$93,808,585	$—	$—	$93,808,585
Purchased Options	35,250	—	—	35,250
Exchange Traded Notes	1,244,676	—	—	1,244,676
Short-Term Investments	28,944,878	—	—	28,944,878
Total Investments in Securities, at value	$124,033,389	$—	$—	$124,033,389
Written Options	(125,250)	—	—	(125,250)

WBI SMID Tactical Value Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$78,329,027	$—	$—	$78,329,027
Exchange Traded Notes	1,289,988	$—	—	1,289,988
Short-Term Investments	17,028,182	—	—	17,028,182
Total Investments in Securities, at value	$96,647,197	$—	$—	$96,647,197

WBI SMID Tactical Yield Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$79,675,215	$—	$—	$79,675,215
Short-Term Investments	41,477,801	—	—	$41,477,801
Total Investments in Securities, at value	$121,153,016	$—	$—	$121,153,016

WBI SMID Tactical Select Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$69,924,683	$—	$—	$69,924,683
Purchased Options	32,000	—	—	32,000
Short-Term Investments	26,339,394	—	—	26,339,394
Total Investments in Securities, at value	$96,296,077	$—	$—	$96,296,077
Written Options	(112,000)	—	—	(112,000)

WBI Large Cap Tactical Growth Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$118,115,812	$—	$—	$118,115,812
Purchased Options	$19,040	—	—	19,040
Exchange Traded Notes	2,507,219	—	—	2,507,219
Short-Term Investments	17,826,444	—	—	17,826,444
Total Investments in Securities, at value	$138,468,515	$—	$—	$138,468,515
Written Options	(195,650)	—	—	(195,650)

21

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

WBI Large Cap Tactical Value Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$77,665,818	$—	$—	$77,665,818
Preferred Stocks	2,957,525	—	—	2,957,525
Purchased Options	9,798	—	—	9,798
Short-Term Investments	28,773,082	—	—	28,773,082
Total Investments in Securities, at value	$109,406,223	$—	$—	$109,406,223
Written Options	(110,400)	—	—	(110,400)

WBI Large Cap Tactical Yield Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$94,962,923	$—	$—	$94,962,923
Purchased Options	20,875	—	—	20,875
Short-Term Investments	40,284,929	—	—	40,284,929
Total Investments in Securities, at value	$135,268,727	$—	$—	$135,268,727
Written Options	(26,875)	—	—	(26,875)

WBI Large Cap Tactical Select Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$46,375,346	$—	$—	$46,375,346
Purchased Options	69,423	—	—	69,423
US Government Notes	2,995,783	—	—	2,995,783
Exchange Traded Notes	2,388,552	—	—	2,388,552
Short-Term Investments	72,199,803	—	—	72,199,803
Total Investments in Securities, at value	$124,028,907	$—	$—	$124,028,907
Written Options	(322,125)	$(322,125)	—	(322,125)

WBI Tactical Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$40,304,106	$—	$—	$40,304,106
Exchange Traded Funds	27,069,280	—	—	27,069,280
US Government Notes	83,300,114	—	—	83,300,114
Short-Term Investments	36,236,544	—	—	36,236,544
Total Investments in Securities, at value	$186,910,044	$—	$—	$186,910,044

WBI Tactical High Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,250,851	$—	$—	$38,250,851
Exchange Traded Funds	52,959,259	—	—	52,959,259
US Government Notes	65,602,338	—	—	65,602,338
Short-Term Investments	35,134,476	—	—	35,134,476
Total Investments in Securities, at value	$191,946,924	$—	$—	$191,946,924

^	See Schedules of Investments for breakout of investments by industry classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2014, the Funds recognized no transfers to or from Level 1, 2 or 3.

B. Certain Risks:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

22

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

Management Risk — An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Credit Risk — A Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

C. Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

D. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E. Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a monthly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F. Options Contracts. When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

23

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

The activity in written options during the period ended December 31, 2014, is as follows:

	WBI SMID Tactical Growth Shares		WBI SMID Tactical Value Shares		WBI SMID Tactical Yield Shares		WBI SMID Tactical Select Shares		WBI Large Cap Tactical Growth Shares
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding,
beginning of period	—	$—	—	$—	—	$—	—	$—	—	$—
Options written	5,578	281,497	3,365	100,911	3,968	131,810	6,993	305,361	4,928	333,226
Options exercised	—	—	—	—	—	—	—	—	—	—
Options expired	(2,200)	(65,668)	(1,900)	(56,479)	(1,300)	(35,749)	(1,700)	(50,979)	(600)	(19,320)
Options closed	(1,878)	(54,433)	(1,465)	(44,432)	(2,668)	(96,061)	(3,693)	(102,385)	(2,079)	(104,924)
Options outstanding,
end of period	1,500	$161,396	—	$—	—	$—	1,600	$151,997	2,249	$208,982

	WBI Large Cap Tactical Value Shares		WBI Large Cap Tactical Yield Shares		WBI Large Cap Tactical Select Shares		WBI Tactical Income Shares		WBI Tactical High Income Shares
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding,
beginning of period	—	$—	—	$—	—	$—	—	$—	—	$—
Options written	4,519	324,636	3,412	182,460	8,827	668,763	1,704	72,329	1,296	76,573
Options exercised	—	—	—	—	—	—	—	—	—	—
Options expired	(1,000)	(113,997)	(1,000)	(40,999)	(1,500)	(84,498)	—	—	—	—
Options closed	(3,243)	(129,497)	(2,162)	(110,212)	(3,181)	(198,640)	(1,704)	(72,329)	(1,296)	(76,573)
Options outstanding,
end of period	276	$81,142	250	$31,249	4,146	$385,625	—	$—	—	$—

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds Fund may invest, at the time of purchase, up to 20% of the Funds’ net assets in equity options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities. The Funds may employ these techniques as hedging tools as well as speculatively to enhance returns. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines. As a hedging tool, options may help cushion the impact of market declines but may reduce the Funds’ participation in a market advance.

Statements of Assets and Liabilities — Market values of Derivative Instruments as of December 31, 2014:

	Asset Location	Market Value	Liability Location	Market Value
Equity Options:
WBI SMID Tactical Growth Shares	Investments in securities, at value	$35,250	Options written, at value	$125,250
WBI SMID Tactical Value Shares	Investments in securities, at value	—	Options written, at value	—
WBI SMID Tactical Yield Shares	Investments in securities, at value	—	Options written, at value	—
WBI SMID Tactical Select Shares	Investments in securities, at value	32,000	Options written, at value	112,000
WBI Large Cap Tactical Growth Shares	Investments in securities, at value	19,040	Options written, at value	195,650
WBI Large Cap Tactical Value Shares	Investments in securities, at value	9,798	Options written, at value	110,400
WBI Large Cap Tactical Yield Shares	Investments in securities, at value	20,875	Options written, at value	26,875
WBI Large Cap Tactical Select Shares	Investments in securities, at value	69,423	Options written, at value	322,125
WBI Tactical Income Shares	Investments in securities, at value	—	Options written, at value	—
WBI Tactical High Income Shares	Investments in securities, at value	—	Options written, at value	—

24

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

Statements of Operations — The effect of derivative instruments on the Statements of Operations for the period August 25, 2014 through December 31, 2014 were as follows:

Amount of realized gain (loss) on derivative instruments recognized in income:

	Purchased Options	Written Options
WBI SMID Tactical Growth Shares	$(8,710)	$94,912
WBI SMID Tactical Value Shares	(11,994)	79,655
WBI SMID Tactical Yield Shares	26,879	101,720
WBI SMID Tactical Select Shares	19,757	124,405
WBI Large Cap Tactical Growth Shares	183,326	103,078
WBI Large Cap Tactical Value Shares	101,286	136,774
WBI Large Cap Tactical Yield Shares	146,398	119,864
WBI Large Cap Tactical Select Shares	114,955	183,719
WBI Tactical Income Shares	139,435	50,200
WBI Tactical High Income Shares	148,241	57,602

Change in unrealized appreciation (depreciation) on derivative instruments recognized in income:

	Purchased Options	Written Options
WBI SMID Tactical Growth Shares	$(22,050)	$36,146
WBI SMID Tactical Value Shares	—	—
WBI SMID Tactical Yield Shares	—	—
WBI SMID Tactical Select Shares	(33,600)	39,997
WBI Large Cap Tactical Growth Shares	(94,192)	13,332
WBI Large Cap Tactical Value Shares	(67,758)	(29,258)
WBI Large Cap Tactical Yield Shares	(1,625)	4,374
WBI Large Cap Tactical Select Shares	(123,633)	63,500
WBI Tactical Income Shares	—	—
WBI Tactical High Income Shares	—	—

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

H. Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

I. Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2014, that materially impacted the amounts or disclosures in the Funds’ financial statements.

J. Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have, if any, on the Funds’ financial statement disclosures.

NOTE 3 — MANAGEMENT FEE

Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of, and policies of the Board. Under the Advisory Agreement, the Advisor may retain an investment sub-adviser for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-adviser and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets of such Fund, calculated daily and paid monthly.

25

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

NOTE 4 — PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The Sub-Advisor may determine to execute portfolio transactions through the Advisor, which is a registered broker-dealer.

NOTE 5 — EXPENSE LIMITATION AND REIMBURSEMENT

The Sub-Advisor has entered into an Expense Limitation Agreement (the “Agreement”) with the Trust to waive the fees and reimburse expenses of the Funds until at least September 30, 2015 so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of the Funds are limited to 1.25% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreement at any time in its sole discretion after September 30, 2015. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreement within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap. The Sub-Advisor has not currently waived any expenses under this agreement for any Funds.

NOTE 6 — COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.

U.S. Bancorp Fund Services, LLC (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 331/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of December 31, 2014, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of December 31, 2014, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received
WBI SMID Tactical Growth Shares	$18,254,802	$18,913,079
WBI SMID Tactical Value Shares	13,939,586	14,408,383
WBI SMID Tactical Yield Shares	4,537,280	4,736,200
WBI SMID Tactical Select Shares	9,549,780	9,944,582
WBI Large Cap Tactical Growth Shares	12,616,379	12,960,330
WBI Large Cap Tactical Value Shares	7,356,354	7,551,659
WBI Large Cap Tactical Yield Shares	4,221,718	4,336,481
WBI Large Cap Tactical Select Shares	7,080,551	7,381,125
WBI Tactical Income Shares	392,748	404,287
WBI Tactical High Income Shares	156,537	166,440

26

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended December 31, 2014, was as follows:

	Fees and Interest Income Earned
WBI SMID Tactical Growth Shares	$1,184
WBI SMID Tactical Value Shares	5,500
WBI SMID Tactical Yield Shares	437
WBI SMID Tactical Select Shares	1,054
WBI Large Cap Tactical Growth Shares	1,002
WBI Large Cap Tactical Value Shares	495
WBI Large Cap Tactical Yield Shares	8,593
WBI Large Cap Tactical Select Shares	3,125
WBI Tactical Income Shares	4,118
WBI Tactical High Income Shares	4,603

NOTE 8 — PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2014, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, are as follows:

	All Other		US Government
	Purchases	Sales	Purchases	Sales
WBI SMID Tactical Growth Shares	$84,911,835	$92,964,671	$13,845,557	$13,867,891
WBI SMID Tactical Value Shares	86,498,632	73,991,758	9,901,514	9,842,070
WBI SMID Tactical Yield Shares	90,683,588	109,106,660	13,778,193	13,723,125
WBI SMID Tactical Select Shares	88,257,321	99,866,567	11,938,468	11,930,508
WBI Large Cap Tactical Growth Shares	125,655,855	99,759,156	11,824,747	11,687,891
WBI Large Cap Tactical Value Shares	136,184,264	113,873,771	7,905,233	7,878,359
WBI Large Cap Tactical Yield Shares	107,573,588	85,144,291	13,830,231	13,780,484
WBI Large Cap Tactical Select Shares	89,129,527	113,351,049	16,899,291	11,812,148
WBI Tactical Income Shares	73,317,247	148,193,271	87,229,153	3,953,297
WBI Tactical High Income Shares	78,176,163	122,826,089	73,536,792	7,891,938

For the period ended December 31, 2014 the value of the securities received for subscriptions in-kind were as follows:

	Subscriptions
WBI SMID Tactical Growth Shares	$103,408,338
WBI SMID Tactical Value Shares	70,070,235
WBI SMID Tactical Yield Shares	101,008,461
WBI SMID Tactical Select Shares	85,444,161
WBI Large Cap Tactical Growth Shares	94,151,812
WBI Large Cap Tactical Value Shares	62,020,929
WBI Large Cap Tactical Yield Shares	75,633,878
WBI Large Cap Tactical Select Shares	76,925,815
WBI Tactical Income Shares	142,112,403
WBI Tactical High Income Shares	137,694,347
There were no redemptions in-kind during the period.

27

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at December 31, 2014 were as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Funds do not have a full fiscal year):

	WBI SMID Tactical Growth Shares	WBI SMID Tactical Value Shares	WBI SMID Tactical Yield Shares	WBI SMID Tactical Select Shares	WBI Large Cap Tactical Growth Shares
Cost of investments	$117,622,062	$92,031,094	$117,865,043	$91,785,671	$132,080,817
Gross tax unrealized appreciation	6,938,238	5,165,713	3,775,740	5,484,970	7,595,858
Gross tax unrealized depreciation	(526,911)	(549,610)	(487,767)	(974,564)	(1,208,160)
Net tax unrealized appreciation	$6,411,327	$4,616,103	$3,287,973	$4,510,406	$6,387,698

	WBI Large Cap Tactical Value Shares	WBI Large Cap Tactical Yield Shares	WBI Large Cap Tactical Select Shares	WBI Tactical Income Shares	WBI Tactical High Income Shares
Cost of investments	$107,117,869	$132,209,937	$121,584,239	$184,146,060	$190,024,125
Gross tax unrealized appreciation	3,668,944	4,020,572	3,111,953	2,965,694	2,996,958
Gross tax unrealized depreciation	(1,380,590)	(961,782)	(667,285)	(201,710)	(1,074,159)
Net tax unrealized appreciation	$2,288,354	$3,058,790	$2,444,668	$2,763,984	$1,922,799

NOTE 9 — SHARE TRANSACTIONS

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered in to an agreement with NYSE Group, Inc. to list shares of the Funds (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

28

Absolute Shares Trust

Notes to Financial Statements (concluded)
December 31, 2014 (Unaudited)
Transactions in each Fund’s shares were as follows:

	WBI SMID Tactical Growth Shares		WBI SMID Tactical Value Shares		WBI SMID Tactical Yield Shares		WBI SMID Tactical Select Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	4,200,000	$105,327,000	3,400,000	$85,153,500	4,400,000	$110,571,500	3,600,000	$90,058,000
Shares Redeemed	—	—	—	—	—	—	—	—
Total	4,200,000	$105,327,000	3,400,000	$85,153,500	4,400,000	$110,571,500	3,600,000	$90,058,000
Beginning Shares	—		—		—		—
Ending Shares	4,200,000		3,400,000		4,400,000		3,600,000

	WBI Large Cap Tactical Growth Shares		WBI Large Cap Tactical Value Shares		WBI Large Cap Tactical Yield Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	5,000,000	$124,758,000	4,050,000	$101,136,500	5,050,000	$126,300,000
Shares Redeemed	—	—	—	—	—	—
Total	5,000,000	$124,758,000	4,050,000	$101,136,500	5,050,000	$126,300,000
Beginning Shares	—		—		—
Ending Shares	5,000,000		4,050,000		5,050,000

	WBI Large Cap Tactical Select Shares		WBI Tactical Income Shares		WBI Tactical High Income Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	4,550,000	$113,849,500	6,200,000	$155,181,000	6,600,000	$165,150,500
Shares Redeemed	—	—	—	—	—	—
Total	4,550,000	$113,849,500	6,200,000	$155,181,000	6,600,000	$165,150,500
Beginning Shares	—		—		—
Ending Shares	4,550,000		6,200,000		6,600,000

NOTE 10 — DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions declared by the Funds during the period August 25, 2014 through December 31, 2014 was as follows:

Ordinary Income
WBI SMID Tactical Growth Shares	$115,306
WBI SMID Tactical Value Shares	123,187
WBI SMID Tactical Yield Shares	370,492
WBI SMID Tactical Select Shares	72,104
WBI Large Cap Tactical Growth Shares	169,950
WBI Large Cap Tactical Value Shares	165,794
WBI Large Cap Tactical Yield Shares	123,662
WBI Large Cap Tactical Select Shares	55,370
WBI Tactical Income Shares	394,425
WBI Tactical High Income Shares	816,347

29

Absolute Shares Trust

Board Review and Approval of Advisory Contracts (Unaudited)

Approval of Advisory Agreements and Board Considerations

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on June 11, 2014, to consider the approval of (1) the Advisory Agreement between the Trust, on behalf of the Funds, and the Advisor and (2) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor. The Board considered the Advisory Agreement and the Sub-Advisory Agreement and the engagement of the Advisor and the Sub-Advisor separately, although the parties are affiliates.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor and the Sub-Advisor relevant to the Board’s consideration of whether to approve each of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by each of the Advisor and the Sub-Advisor; (2) the investment performance of each of the Advisor and the Sub-Advisor; (3) the costs of the services to be provided and profits to be realized by each of the Advisor and the Sub-Advisor and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Funds grow; (5) any benefits derived or to be derived by each of the Advisor and the Sub-Advisor from the relationship with the Trust; and (6) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement, the Sub-Advisory Agreement and the Expense Limitation Agreement; (2) information describing the Advisor, the Sub-Advisor and the services provided thereby; (3) information regarding the compliance programs of the Advisor and the Sub-Advisor; (4) copies of the Forms ADV for the Advisor and the Sub-Advisor; and (5) memoranda and guidance from Katten Muchin Rosenman LLP on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, the Board was provided data comparing the advisory fees and expected expenses of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) and mutual funds with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1. The nature, extent and quality of the facilities and services proposed to be provided by each of the Advisor and the Sub-Advisor. The Board received information on and considered the division of responsibility of services to be provided by the Advisor and the Sub-Advisor, including the fact that portfolio management would be conducted by the Sub-Advisor. The Board reviewed the experience and resources that the Sub-Advisor had in managing strategies similar to those proposed for the Funds, including information regarding the education and experience of management and investment personnel.

The Board determined that the Funds would likely benefit from the services and resources available from the Advisor and the Sub-Advisor, in respect of their responsibilities. In particular, they noted the extensive experience of the Sub-Advisor’s management personnel in developing and administering strategies that would be utilized by the Funds, as well as the performance history of the Sub-Advisor since its inception. The Board also noted that the pre-existing compliance regime of the Sub-Advisor was a resource as the Sub-Advisor entered the ETF industry.

2. The advisory fees paid by and overall expenses of the Funds. The Board considered comprehensive data and information comparing the advisory fees and expected expense ratios (taking into consideration the Expense Limitation Agreement) of the Funds. Although the Board determined that the Funds were distinct in ways from their peer group of ETFs and mutual funds, the Board determined that the advisory fees charged and overall expenses of the Funds were competitive and in line with the related universe of funds. In light of the nature, quality, and extent of services provided by the Advisor and Sub-Advisor and the costs incurred by the Advisor and Sub-Advisor in rendering those services, the Board concluded that the level of fees paid to the Advisor and Sub-Advisor with respect to each Fund were fair and reasonable.

3. Brokerage and portfolios transactions. The Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor, including a walk-through of the Advisor’s ability to provide commission-free trading to the Funds. The Advisor presented on its execution policies and the Sub-Advisor discussed its policies and procedures for allocating brokerage. The Independent Trustees determined the brokerage policies of both the Advisor and Sub-Advisor would benefit the Funds, and authorized the use of the Advisor as an affiliated broker.

4. Financial condition of each of the Advisor and the Sub-Advisor. After considering information relating to the financial condition of the Advisor and Sub-Advisor, as well as the expected fees and operating costs relating to the management of the Funds, the Board determined that each of the Advisor and Sub-Advisor would be capable of providing services to the Funds. In this determination, the Board considered the existence of the Expense Limitation Agreement (including the level of the expense limit for each Fund) and its impact on the potential profitability of the Sub-Advisor.

30

Absolute Shares Trust

Board Review and Approval of Advisory Contracts (Unaudited) (concluded)

5. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Advisor (including a discussion of the execution policies of the Advisor), and the substance and administration of the Codes of Ethics of the Trust, the Advisor and the Sub-Advisor. The Board determined that the personnel and compliance policies of the Trust, Advisor and Sub-Advisor were each well designed to monitor and address conflicts of interest.

6. Effect of the Funds’ growth and size on its investment performance and expenses, The Board considered information relating to the seeding and expected initial trading of the Funds. It determined that the expense ratios of the Funds were well suited in light of expectations for asset accumulation and projected growth therefrom.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. As a result, all of the Board members, including the Independent Trustees, approved the Advisory Agreement.

With respect to the Sub-Advisor and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Sub-Advisor to the Funds, as well as the costs incurred and the benefits gained by the Sub-Advisor in providing such services. As a result, all of the Trustees, including the Independent Trustees, approved the Sub-Advisory Agreement.

31

Absolute Shares Trust

Expense Example
For the Periods Ended December 31, 2014 (Unaudited)

As a shareholder you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 25, 2014 — December 31, 2014).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

WBI SMID Tactical Growth Shares
	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$1,002.00	$3.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.85	$3.71

WBI SMID Tactical Value Shares
	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$969.10	$3.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$3.85

WBI SMID Tactical Yield Shares
	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$983.90	$3.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.85	$3.71

WBI SMID Tactical Select Shares
	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$959.20	$3.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$3.81

^	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio for the period multiplied by the average account value during the period, multiplied by the number of days in the most recent period and divided by the number of days in the most recent twelve month period.
32

Absolute Shares Trust

Expense Example (concluded)
For the Periods Ended December 31, 2014 (Unaudited)

WBI Large Cap Tactical Growth Shares

	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$1,005.00	$3.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.92	$3.64

WBI Large Cap Tactical Value Shares
	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$965.30	$3.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.03	$3.53

WBI Large Cap Tactical Yield Shares
	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$979.40	$3.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.92	$3.64

WBI Large Cap Tactical Select Shares
	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$968.10	$3.59
Hypothetical (5% annual	$1,000.00	$1,013.89	$3.67
return before expenses)

WBI Tactical Income Shares
	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$1,007.80	$3.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.03	$3.53

WBI Tactical High Income Shares
	Beginning Account Value August 25, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period^
Actual	$1,000.00	$997.30	$3.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.03	$3.53

^	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio for the period multiplied by the average account value during the period, multiplied by the number of days in the most recent period and divided by the number of days in the most recent twelve month period.
33

Absolute Shares Trust

Information About Portfolio Holdings

(Unaudited)

The Trust files it’s complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 772-5810. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are updated daily and posted on their website at www.wbishares.com.

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 772-5810, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.wbishares.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 772-5810 and (2) the SEC’s website at www.sec.gov.

Privacy Policy

(Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

The Trust does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Trust may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Trust will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

34

Absolute Shares Trust

Advisor
Millington Securities
331 Newman Springs Rd Suite 122
Red Bank New Jersey 07701

Sub-Advisor
WBI Investments, Inc
331 Newman Springs Rd Suite 122
Red Bank New Jersey 07701

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
KPMG, LLP
4 Becker Farm Road
Roseland, NJ 07068

Legal Counsel
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022-2585

Absolute Shares Trust

WBI SMID Tactical Growth Shares WBIA

WBI SMID Tactical Value Shares WBIB

WBI SMID Tactical Yield Shares WBIC

WBI SMID Tactical Select Shares WBID

WBI Large Cap Tactical Growth Shares WBIE

WBI Large Cap Tactical Value Shares WBIF

WBI Large Cap Tactical Yield Shares WBIG

WBI Large Cap Tactical Select Shares WBIL

WBI Tactical Income Shares WBII

WBI Tactical High Income Shares WBIH

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)       /s/ Don Schreiber, Jr.

  Don Schreiber, Jr., President and Principal Executive Officer

Date    3/5/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Don Schreiber, Jr.

   Don Schreiber, Jr., President and Principal Executive Officer

Date    3/5/2015

By (Signature and Title)*    /s/ Kerri E. Cain

 Kerri E. Cain, Treasurer and Principal Financial Officer

Date   3/4/2015